Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Summary of Warrant Activity and Changes in Warrants Outstanding

A summary of warrant activity and changes in warrants outstanding, including both liability and equity classifications is presented below:

	Total Warrants (1)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (1)
Balance outstanding, December 31, 2017	1,936,572	$11.40	4.4
Exercised	(401,667)	$3.60

Balance outstanding, March 31, 2018	1,534,905	$13.32	4.0

(1)	Excluded the pre-funded warrants to purchase 26,389 shares of common stock at a nominal exercise price of $0.12 per share. The pre-warrants were exercised in full during the three months ended March 31, 2018.

A summary of warrant activity and changes in warrants outstanding, including both liability and equity classifications, is presented below:

	Number of Warrants (1)	Weighted- Average Exercise Price Per Share (1)	Weighted-Average Remaining Contractual Term (1)
Balance outstanding, December 31, 2015	461,104	$46.32	2.5
Granted	2,583	$58.08
Exercised	(695)	$36.00
Expired	(4,167)	$96.00

Balance outstanding, December 31, 2016	458,825	$45.96	1.6
Granted	1,636,969	$6.72
Expired	(159,223)	$63.84

Balance outstanding, December 31, 2017	1,936,571	$11.40	4.4

(1)	Excluded the pre-funded warrants to purchase 26,389 shares of common stock at a nominal exercise price of $0.12 per share. The pre-warrants expire when exercised in full.